Earnings (Loss) Per Share - Schedule of Shares Excluded from Calculation of Diluted EPS (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	68,084,152	68,057,944
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	2,519,869	2,519,869
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	4,333,333	4,333,333
Series A Penny Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	1,300,950	1,274,742
Class B Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive features (in shares)	59,930,000	59,930,000